TAXES ON INCOME (TAX BENEFIT) (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income before taxes	$ 7,657	$ 14,672	$ 10,415
Israel [Member]
Net income before taxes	4,482	13,330	7,049
International [Member]
Net income before taxes	$ 3,175	$ 1,342	$ 3,366